Accounts Payable and Accrued Liabilities (Details) - Schedule of accounts payable and accrued liabilities - USD ($)	Dec. 31, 2021	Sep. 30, 2021	Sep. 30, 2020
Schedule of accounts payable and accrued liabilities [Abstract]
Directors’ compensation	$ 180,538	$ 170,538	$ 130,537
Professional fees	295,719	125,697	46,640
Accounts payable	97,407	54,831
Interest payable			35,229
Other	5,687	29,655
Total	$ 579,351	$ 380,721	$ 212,406